Note Business Combination (Fair values of major classes of identifiable assets acquired and liabilities assumed) (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Feb. 27, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 627,294	$ 626,388		$ 465,676
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements
Business Acquisition [Line Items]
Cash and due from banks				$ 339,633
Core deposits intangibles				23,572
Other assets				67,676
Total assets excluding goodwill				2,321,972
Total liabilities				2,786,132
Excess of liabilities assumed over the assets acquired				464,160
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Investment in Federal Home Loan Bank Stock
Business Acquisition [Line Items]
Investments				30,785
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Accrued Income Receivable
Business Acquisition [Line Items]
Receivables				7,808
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Loans
Business Acquisition [Line Items]
Receivables				1,679,792
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Available For Sale Securities
Business Acquisition [Line Items]
Investments				172,706
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Receivable from the FDIC
Business Acquisition [Line Items]
Receivables				0
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Deposits
Business Acquisition [Line Items]
Liabilities				2,193,404
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Advances from the Federal Home Loan Bank
Business Acquisition [Line Items]
Liabilities				542,000
FDIC Assisted Partial Acquisition Of Doral Bank | Book value prior to purchase accounting adjustements | Other liabilities
Business Acquisition [Line Items]
Liabilities				50,728
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment
Business Acquisition [Line Items]
Cash and due from banks				0
Core deposits intangibles			$ 10,800	(10,762)
Other assets				7,569
Total assets excluding goodwill				(169,118)
Total liabilities				14,663
Aggregate fair value adjustments				(183,781)
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Investment in Federal Home Loan Bank Stock
Business Acquisition [Line Items]
Investments				0
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Accrued Income Receivable
Business Acquisition [Line Items]
Receivables				0
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Loans
Business Acquisition [Line Items]
Receivables				(165,925)
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Available For Sale Securities
Business Acquisition [Line Items]
Investments				0
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Receivable from the FDIC
Business Acquisition [Line Items]
Receivables				0
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Deposits
Business Acquisition [Line Items]
Liabilities				9,987
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Advances from the Federal Home Loan Bank
Business Acquisition [Line Items]
Liabilities				5,187
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Other liabilities
Business Acquisition [Line Items]
Liabilities				(511)
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration
Business Acquisition [Line Items]
Cash and due from banks	[1]			0
Core deposits intangibles	[1]			0
Other assets	[1]			0
Total assets excluding goodwill	[1]			480,137
Total liabilities	[1]			0
Additional consideration	[1]			480,137
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Investment in Federal Home Loan Bank Stock
Business Acquisition [Line Items]
Investments	[1]			0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Accrued Income Receivable
Business Acquisition [Line Items]
Receivables	[1]			0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Loans
Business Acquisition [Line Items]
Receivables	[1]			0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Available For Sale Securities
Business Acquisition [Line Items]
Investments	[1]			0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Receivable from the FDIC
Business Acquisition [Line Items]
Receivables	[1]			480,137
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Deposits
Business Acquisition [Line Items]
Liabilities	[1]			0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Advances from the Federal Home Loan Bank
Business Acquisition [Line Items]
Liabilities	[1]			0
FDIC Assisted Partial Acquisition Of Doral Bank | Additional consideration | Other liabilities
Business Acquisition [Line Items]
Liabilities	[1]			0
FDIC Assisted Partial Acquisition Of Doral Bank | As recorded
Business Acquisition [Line Items]
Cash and due from banks				339,633
Core deposits intangibles				12,810
Other assets				75,245
Total assets excluding goodwill				2,632,991
Total liabilities				2,800,795
Goodwill				167,804
FDIC Assisted Partial Acquisition Of Doral Bank | As recorded | Investment in Federal Home Loan Bank Stock
Business Acquisition [Line Items]
Investments				30,785
FDIC Assisted Partial Acquisition Of Doral Bank | As recorded | Accrued Income Receivable
Business Acquisition [Line Items]
Receivables				7,808
FDIC Assisted Partial Acquisition Of Doral Bank | As recorded | Loans
Business Acquisition [Line Items]
Receivables				1,513,867
FDIC Assisted Partial Acquisition Of Doral Bank | As recorded | Available For Sale Securities
Business Acquisition [Line Items]
Investments				172,706
FDIC Assisted Partial Acquisition Of Doral Bank | As recorded | Receivable from the FDIC
Business Acquisition [Line Items]
Receivables				480,137
FDIC Assisted Partial Acquisition Of Doral Bank | As recorded | Deposits
Business Acquisition [Line Items]
Liabilities				2,203,391
FDIC Assisted Partial Acquisition Of Doral Bank | As recorded | Advances from the Federal Home Loan Bank
Business Acquisition [Line Items]
Liabilities				547,187
FDIC Assisted Partial Acquisition Of Doral Bank | As recorded | Other liabilities
Business Acquisition [Line Items]
Liabilities				$ 50,217

[1]	The additional consideration represents the cash to be received from the FDIC for the difference between the net liabilities assumed and the net premium paid on the transaction.